JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Sustainable Leaders Fund

(formerly JPMorgan Small Cap Core Fund)

JPMorgan U.S. Applied Data Science Value Fund

(formerly JPMorgan Intrepid Value Fund)

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

(formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2015SM Fund

JPMorgan SmartSpending 2020SM Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

SUP-MFSAI-TRUSTEE-821-2

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 1, 2021,

to the current Statements of Additional Information

As previously supplemented on August 11, 2021, the purpose of this supplement is to announce the intention of the Trusts to achieve a unified board with common membership across the Trusts and the J.P. Morgan Exchange-Traded Fund Trust, an open-end registered investment company, which is also advised by J.P. Morgan Investment Management Inc.

The Board of Trustees of the Trusts has nominated and proposed for election the following sixteen individuals and plans to hold a special shareholder meeting to propose that its shareholders elect them to serve as each Trust’s new Board of Trustees (the “Election”):

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

In conjunction with the Election, the J.P. Morgan Exchange-Traded Fund Trust’s Board is proposing that the J.P. Morgan Exchange-Traded Funds’ shareholders elect the same sixteen nominees to their boards, which, if successful, will result in a unified board structure across all of the aforementioned open-end registered investment companies.

Information regarding the proposed Election of a unified board, including the participants in the solicitation of proxies and a description of their direct or indirect interests, by security holdings or otherwise, is contained in the proxy materials filed with the Securities and Exchange Commission (“SEC”). Shareholders should read the proxy statement because it contains important information. The proxy statement has been mailed to shareholders of record, and shareholders are also be able to access the proxy statement, and any other relevant documents, on the SEC’s website at www.sec.gov. The proxy statement also is available at www.proxyvote.com and a paper copy can be obtained at no charge by calling 1-800-690-6903.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE